Supplement Dated May 5, 2016 to your Prospectus Dated May 2, 2016

The date of your prospectus and statement of additional information reflected at the bottom of the first page of your prospectus should be:

Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7662